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John Hancock Financial Services, Inc.

John Hancock Place                                    [LOGO OF JOHN HANCOCK]
Post Office Box 111
Boston, Massachusetts 02117
(617) 572-9197
Fax: (617) 572-9161
E-mail: jchoodlet@jhancock.com

James C. Hoodlet
Vice President and Counsel

VIA EDGAR

                                  May 3, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE John Hancock Life Insurance Company
   Registration Statements Filed On Form N -6

John Hancock Variable Life Account UV (Flex V2)                    # 33-75608
John Hancock Variable Life Account UV (Variable Estate Protection) # 33-64364 John Hancock Variable Life Account UV (Variable Estate Protection # 333-73082
Plus)
John Hancock Variable Life Account UV (Variable Estate Protection # 333-73072 Edge, Performance Survivorship Variable Universal Life, Majestic
Performance Survivorship Variable Universal Life)
John Hancock Variable Life Account UV (Majestic Variable           # 333-42378
Universal Life 98)
John Hancock Variable Life Account UV (Majestic Variable Estate    # 333-73444
Protection 98)
John Hancock Variable Life Account UV (Medallion Executive         # 333-63654
Variable Life III)
John Hancock Variable Life Account UV (Medallion Variable Life     # 333-70734
Plus)
John Hancock Variable Life Account UV (Medallion Variable Life     # 333-70746
Edge, Medallion Variable Life Edge II)
John Hancock Variable Life Account UV (Majestic Variable COLI)     # 333-91448
John Hancock Variable Life Account UV (Performance Executive       # 333-111383
Variable Life)

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   John Hancock Variable Life Insurance Company
   Registration Statements Filed On Form N-6

 John Hancock Variable Life Account S (Medallion Executive          # 333-425
 Variable Life, Medallion Executive Variable Life II, Medallion
 Executive Variable Life III)
 John Hancock Variable Life Account S (Majestic VUL, Majestic       # 333-15075
 Variable Universal Life 98)
 John Hancock Variable Life Account S (Variable Master Plan Plus)   # 33-79108
 John Hancock Variable Life Account S (Majestic Variable COLI)      # 333-60274
 John Hancock Variable Life Account S (Variable Estate Protection, # 33-64366 Majestic Variable Estate Protection, Majestic Variable Estate
 Protection 98, Variable Estate Protection Plus)
 John Hancock Variable Life Account S (Variable Estate Protection   # 333-55172
 Edge, Performance Survivorship Variable Universal Life, Majestic
 Performance Survivorship Variable Universal Life)
 John Hancock Variable Life Account S (Performance Executive        #333-111385
 Variable Life)
 John Hancock Variable Life Account U (Medallion Variable Life      # 33-76660
 Plus)
 John Hancock Variable Life Account U (Medallion Variable Life      # 333-52128
 Edge)
 John Hancock Variable Life Account U (eVariable Life)              # 333-50312

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

                                                  Sincerely,

                                                  /s/ James C. Hoodlet
                                                  -----------------------------
                                                  James C. Hoodlet
                                                  Vice President and Counsel